Summary of Significant Accounting Policies - Schedule of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012
Estimated Amortization Expense [Line Items]
Fiscal 2013	$ 413,310
Fiscal 2014	398,747
Fiscal 2015	383,914
Fiscal 2016	370,106
Fiscal 2017	$ 361,061